STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,213,619)	$ (1,297,210)	$ (4,407,208)	$ (4,845,432)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	122,470	23,715	174,359	91,263
Stock options issued for services	113,520	132,056	436,228	1,339,692
Common stock issued for services and fees	30,753	243,965	295,885	48,963
Depreciation and amortization of patents	48,851	49,431	195,610	179,907
Gain on disposal of property and equipment			(644)
(Increase) decrease in assets
Prepaid expenses and other current assets	1,038	144,092	127,549	(136,264)
Increase (decrease) in liabilities
Accounts payable	11,527	51,486	32,175	(145,313)
Accounts payable and accrued expenses-related parties	19,709	9,063	490	(5,254)
Accrued expenses	45,698	(34,285)	(7,736)	31,683
Net cash used in operating activities	(820,053)	(677,687)	(3,153,292)	(3,440,755)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(12,310)	(10,450)	(64,096)	(29,577)
Purchase of equipment, furniture and leasehold improvements	(14,010)	(20,834)	(129,163)	(279,903)
Sale of property and equipment			19,500
Net cash used in investing activities	(26,320)	(31,284)	(173,759)	(309,480)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement				4,315,000
Issuance of common stock, institutional investor	1,072,160		1,553,190
Net cash provided by financing activities	1,072,160		1,553,190	4,315,000
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	225,787	(708,971)	(1,773,861)	564,765
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	1,956,844	3,730,705	3,730,705	3,165,940
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 2,182,631	$ 3,021,734	$ 1,956,844	$ 3,730,705